Revenue (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Revenue
Schedule of disaggregation of revenue

	Three Months Ended December 31,
	2022	2021

	(in thousands)
EMEA	$4,649	$3,953
Americas	5,963	5,095
APAC	2,193	1,652

Total revenue	$12,805	$10,700

MARIADB CORPORATION AB [Member]
Revenue
Schedule of disaggregation of revenue

	Year Ended September 30,
	2022	2021
	(in thousands)
EMEA	$16,092	$14,250
Americas	20,933	15,842
APAC	6,660	5,936

Total revenue	$43,685	$36,028

Subscription
Revenue
Schedule of disaggregation of revenue

	Three Months Ended December 31,
	2022	2021

	(in thousands)
Cloud related	$1,879	$991
Other subscription	9,398	8,518

Total subscription revenue	$11,277	$9,509

Subscription | MARIADB CORPORATION AB [Member]
Revenue
Schedule of disaggregation of revenue

	Year Ended September 30,
	2022	2021
	(in thousands)
MariaDB Enterprise	$37,283	$30,900
MariaDB SkySQL	1,168	906

Total subscription revenue	$38,451	$31,806